Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1       NATURE OF OPERATIONS

ClimateRock Holdings Limited (the “Company”) is a Cayman Islands exempted company, incorporated and registered in the Cayman Islands under the Companies Act (Revised) on September 23, 2022. ClimateRock Holdings Limited has its registered office at Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

As of December 31, 2023, the Company had not yet commenced operations. The Company was incorporated for the purposes of the de-SPAC transaction. Its activities are limited to holding shares in:

•        ClimateRock Merger Sub — incorporated on September 23, 2022, and had not yet commenced operations.

•        GreenRock Merger Sub — incorporated on January 2, 2024, and had not yet commenced operations.

Both subsidiaries are Cayman Islands exempted companies, are dormant and have no material assets nor liabilities and are wholly-owned subsidiaries of the Company.

Interim Unaudited Financial Reporting

These unaudited condensed interim financial statements as of and for the six months ended June 30, 2025 and 2024 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) for interim financial information and in accordance with the instructions to interim financial reporting. Accordingly, they do not include all of the information and notes required by the IFRS for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for any future periods or the year ending December 31, 2025. These financial statements should be read in conjunction with the Company’s 2024 year-end audited financial statements.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

1       NATURE OF OPERATIONS

ClimateRock Holdings Limited (the “Company”) is a Cayman Islands exempted company, incorporated and registered in the Cayman Islands under the Companies Act (Revised) on September 23, 2022. ClimateRock Holdings Limited has its registered office at Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The authorised share capital of ClimateRock Holdings Limited is USD 50,000, divided into 50,000 ordinary shares with a par value of USD 1.00 each. Upon incorporation on September 23, 2022, 1 ordinary share was issued to Ogier Global Subscriber (Cayman) Limited at a par value of USD 1.00 per share. On October 3, 2022, this share was transferred to ClimateRock Holdings Topco Limited, and on December 28, 2023, it was transferred to ClimateRock.

As of December 31, 2024, the Company had not yet commenced operations. ClimateRock Holdings Limited was incorporated for the purposes of the de-SPAC transaction. Its activities were limited to holding shares in:

•        ClimateRock Merger Sub — incorporated on September 23, 2022, and had not yet commenced operations.

•        GreenRock Merger Sub — incorporated on January 2, 2024, and had not yet commenced operations.

Both subsidiaries are Cayman Islands exempted companies and are wholly-owned subsidiaries of ClimateRock Holdings Limited.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.